Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
(8)	Employee Benefit Plans

(a)	401(k) Salary Deferral Plan

The Company has a 401(k) Salary Deferral Plan (the Plan) covering all full-time employees who have met certain service requirements. Employees may contribute a portion of their salary up to the maximum limit established by the Internal Revenue Code for such plans. Employer contributions are discretionary. No matching contributions were made during 2009, 2010 and 2011.